ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2018
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES
ACQUISITION OF BUSINESSES
When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees' relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.

(a)	Acquisitions completed in 2018
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Total (1)
Cash	$25	$1,686	$45	$1,756
Non-cash consideration	—	275	—	275
Total Consideration (2)	$25	$1,961	$45	$2,031

(US$ MILLIONS)
Cash and cash equivalents	$36	$592	$30	$658
Accounts and other receivable, net	11	836	75	922
Inventory, net	2	626	58	686
Equity accounted investments	—	328	1	329
Property, plant and equipment	57	4,669	187	4,913
Intangible assets	28	2,683	231	2,942
Goodwill	31	760	180	971
Deferred income tax assets	—	11	27	38
Financial assets	—	317	2	319
Other assets	—	1,026	—	1,026
Accounts payable and other	(24)	(3,431)	(199)	(3,654)
Borrowings	(50)	(3,352)	(266)	(3,668)
Deferred income tax liabilities	(2)	(83)	(72)	(157)
Net assets acquired before non-controlling interest	89	4,982	254	5,325
Non-controlling interest (3) (4)	(64)	(3,021)	(209)	(3,294)
Net Assets Acquired	$25	$1,961	$45	$2,031
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(1)
The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period. Specifically, within our infrastructure services segment we are in on-going negotiations which could result in a change to fair value estimates related to working capital, intangible assets, goodwill and deferred taxes.

(2)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interest recognized on business combination, were measured at fair value for Business Services and Infrastructure Services.

(4)	Non-controlling interest recognized on business combination, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.
Business Services
Facilities management business ("BGIS")
On February 1, 2018, the partnership, through BGIS, completed a tuck-in acquisition, acquiring an 85% interest in Critical Solutions Group and Critical Power Testing and Maintenance ("CSG"), a US specialist provider of services for the data center market, for $4 million attributable to the partnership. On acquisition, the partnership had a 22% economic interest and an 85% voting interest in the business, which provides the partnership with control over the business. Accordingly, the partnership consolidates the business for financial reporting purposes.
Acquisition costs of less than $1 million were expensed at the acquisition date and recorded as other expenses on the consolidated statements of operating results. Goodwill of $8 million was acquired, which represents the expected growth and synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is deductible for income tax purposes.
The partnership’s results from operations for the period ended December 31, 2018 includes $1 million of revenue and less than $1 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2018, the partnership would have recorded revenue of $2 million for the period ended December 31, 2018 and net loss of less than $1 million attributable to the partnership for the period ended December 31, 2018.
Imagine Communications Group Limited ("Imagine")
On October 1, 2018, the partnership, together with institutional investors, acquired a 50.1% interest in Imagine, a provider of high speed wireless broadband in Ireland. The partnership's economic interest of 31% was acquired for consideration of $10 million. The partnership has a 55% voting interest in this business, which provides us with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximatively $2 million were expensed at the acquisition date and recorded as other expenses on the consolidated statements of operating results. Goodwill of $6 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes. Intangible assets of $23 million were acquired, primarily comprised of customer relationships and a license.
The partnership’s results from operations for the period ended December 31, 2018 includes $1 million of revenue and $2 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2018, the partnership would have recorded revenue of $6 million for the period ended December 31, 2018 and net loss of $5 million attributable to the partnership for the period ended December 31, 2018.
Other
On December 1, 2018, the partnership's fuel marketing business completed a tuck-in acquisition, acquiring 22 gas stations and associated convenience kiosks in Ontario, Canada for total consideration of $8 million attributable to the partnership. On acquisition, the partnership had a 26% economic interest and a 100% voting interest in this business, which give us control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of less than $1 million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. Goodwill of $12 million was acquired, which represents the expected growth and synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2018 includes $2 million of revenue and less than $1 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2018, the partnership would have recorded revenue of approximately $21 million for the year ended December 31, 2018 and net income of less than $1 million attributable to the partnership for the year ended December 31, 2018.
Infrastructure Services
Westinghouse Electric Company (“Westinghouse”)
On August 1, 2018, the partnership, together with institutional investors, acquired a 100% interest in Westinghouse, a leading global provider of infrastructure services to the power generation industry. The partnership's economic interest of 44% was acquired for consideration of $1,686 million. The partnership has a 100% voting interest in this business, which provides us with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximatively $55 million were expensed at the acquisition date and recorded as other expenses on the consolidated statements of operating results. Goodwill of $213 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes. Intangible assets of $2,684 million were acquired, primarily comprised of developed technology and the Westinghouse trade name.
The partnership’s results from operations for the period ended December 31, 2018 includes $743 million of revenue and $37 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2018, the partnership would have recorded revenue of $1,715 million for the period ended December 31, 2018 and net loss of $105 million attributable to the partnership for the period ended December 31, 2018.
Teekay Offshore Partners L.P. ("Teekay Offshore")
Prior to July 3, 2018, the partnership, together with institutional investors, had a 60% economic interest in Teekay Offshore and a 49% voting interest in Teekay Offshore's General Partner ("Teekay Offshore GP"). The 60% economic interest in Teekay Offshore was accounted for using the equity method. On July 3, 2018, the partnership, together with institutional investors, exercised its general partner option to acquire an additional 2% voting interest in Teekay Offshore GP, in exchange for one million of warrants and began consolidating the business. On acquisition, the partnership, together with institutional investors, had a 60% economic interest in Teekay Offshore and a 51% voting interest in Teekay Offshore GP, which provided the partnership with control over the business. Accordingly, the partnership has consolidated this business for financial statement purposes. Total consideration for the acquisition was $275 million attributable to the partnership and acquisition costs of $nil were expensed at the acquisition date and recorded as other expenses on the consolidated statements of operating results.
Goodwill of $547 million was acquired, which represents benefits we expect to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership's results from operations for the period ended December 31, 2018 includes revenues of $181 million and approximately $46 million of net income attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2018, the partnership would have recorded revenue of $334 million for the period ended December 31, 2018 and net income of $54 million attributable to the partnership for the period ended December 31, 2018.
The following table provides details of the business combinations achieved in stages on a gross basis:

(US$ MILLIONS)
Fair value of investment immediately before acquiring control	$651
Less: Carrying value of investment immediately before acquisition	447
Add: Amounts recognized in OCI (1)	2
Remeasurement gain	$206
Gain on extinguishment (2)	44
Gain (loss) on acquisitions/dispositions, net	$250
Total gain on acquisition attributable to non-controlling interest	$135
Total gain on acquisition attributable to the partnership	$115
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(1)	Included in carrying value of the investment immediately before acquisition.

(2)	The partnership recognized a total gain on extinguishment of $44 million at the subsidiary level ($18 million on debt and $26 million on warrants).
Industrial Operations
Schoeller Allibert Group B.V. ("Schoeller Allibert")
On May 15, 2018, the partnership, together with institutional investors, acquired a 70% interest in Schoeller Allibert, one of Europe's leading manufacturers of returnable plastic packaging systems. The partnership's economic interest of 14% was acquired for consideration of $45 million. The partnership has a 52% voting interest in this business, which provides us with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximately $9 million were expensed at the acquisition date and recorded as other expenses on the consolidated statements of operating results. Goodwill of $180 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes. Intangible assets of $231 million were acquired, primarily comprised of patented technology and customer relationships.
The partnership’s results from operations for the period ended December 31, 2018 includes $56 million of revenue and $3 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2018, the partnership would have recorded revenue of $86 million for the period ended December 31, 2018 and net loss of $4 million attributable to the partnership for the period ended December 31, 2018.
(a)Acquisitions completed in 2017
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services	Industrial Operations (4)	Total
Cash	$198	$395	$593
Contingent consideration	13	—	13
Total Consideration (1)	$211	$395	$606

(US$ MILLIONS)
Cash and cash equivalents	$39	$296	$335
Accounts receivable and other	1,248	978	2,226
Inventory	690	10	700
Equity accounted investments	122	90	212
Property, plant and equipment	264	239	503
Intangible assets	403	2,436	2,839
Goodwill	325	3	328
Deferred income tax assets	9	50	59
Financial assets	106	—	106
Other assets	—	65	65
Acquisition gain	—	(7)	(7)
Accounts payable and other	(1,885)	(227)	(2,112)
Borrowings	(210)	(1,468)	(1,678)
Deferred income tax liabilities	(58)	(731)	(789)
Net assets acquired before non-controlling interest	1,053	1,734	2,787
Non-controlling interest (2) (3)	(842)	(1,339)	(2,181)
Net Assets Acquired	$211	$395	$606
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(1)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(2)	Non-controlling interest recognized on business combinations, were measured at fair value for Business Services.

(3)	Non-controlling interest recognized on business combinations, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.

(4)	The finalization of the purchase price allocation at BRK Ambiental resulted in a $14 million decrease in goodwill.
Business Services
Fuel Holdings Limited ("Greenergy")
On May 10, 2017, the partnership acquired, together with institutional investors, an 85% interest in Greenergy, a U.K. road fuel business. The partnership's economic interest of 14% was acquired for consideration of $79 million attributable to the partnership. The partnership has an 85% voting interest in this business, which provides us with control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes.
The contingent consideration contemplates potential earn outs based on reaching specific EBITDA targets over five years following closing, as well as achieving certain cash distribution and investment targets. Possible undiscounted earn outs payable ranges from $6 to $12 million. As of the acquisition date, the partnership has recorded contingent consideration of $11 million.
Prior to closing the acquisition, the partnership had entered into a cash flow hedge, which generated a gain of $12 million, on closing. The partnership had elected to recognize and accordingly, reclassify the associated gains from other comprehensive income to include them in the initial fair value of net asset acquired.
Acquisition costs of $7 million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. Goodwill of $93 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $1,917 million of revenue and $2 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $2,865 million and net income of approximately $4 million attributable to the partnership for the year ended December 31, 2017.
On October 31, 2017, the partnership, through Greenergy, completed two separate tuck-in acquisitions, acquiring an 85% interest in Inver Energy, an Irish road fuel business, and an 85% interest in Canadian Operators Petroleum, for combined consideration of $10 million attributable to the partnership. On acquisition, the partnership, through Greenergy, had a 14% economic interest and an 85% voting interest each of these businesses, which provides the partnership with control over the businesses. Accordingly, the partnership, through Greenergy, consolidates these businesses for financial reporting purposes.
Acquisition costs of less than a million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. Goodwill of $9 million was acquired, which represents the expected growth and synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $17 million of revenue and less than a million of net income attributable to the partnership from the two tuck-in acquisitions. If these acquisitions had been effective January 1, 2017, the partnership would have recorded revenue of approximately $92 million for the year ended December 31, 2017 and net income of less than a million attributable to the partnership for the year ended December 31, 2017.
Fuel Marketing
On July 17, 2017, together with institutional partners, the partnership acquired 213 retail gas stations and associated convenience kiosks ("fuel marketing business") across Canada for consideration of $110 million attributable to the partnership. On acquisition, the partnership had a 26% economic interest and a 100% voting interest in this business, which gives the partnership control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes.
The gas stations will be rebranded as Mobil as part of an agreement with Imperial Oil, marking the introduction of the Mobil fuel brand into Canada. The gas stations will continue to allow customers to collect points through an existing loyalty program. An intangible asset was recognized on acquisition for the loyalty program.
Prior to the closing of the acquisition, the partnership had entered into a cash flow hedge, which generated a gain of $3 million on closing. The partnership elected to recognize and accordingly, reclassify the associated gains from other comprehensive income to include them in the initial fair value of net assets acquired.
Acquisition costs of $4 million were expensed at the acquisition date and recorded as other expenses in the consolidated statement of operating results. Goodwill of $211 million was acquired, which represents the expected growth and synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $161 million of revenue and less than $2 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $353 million and net income of approximately $4 million attributable to the partnership for the year ended December 31, 2017.
Other
On June 19, 2017, one of the partnership's subsidiaries acquired a real estate brokerage operation in Quebec, Canada for total consideration of approximately $9 million attributable to the partnership. On acquisition, the partnership had a 100% economic interest and a 100% voting interest in this business, which gives us control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes. Acquisition costs of less than $1 million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results.
Goodwill of $9 million was acquired, which represents the synergies the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2017 includes $2 million of revenue and less than $1 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $7 million and net income of approximately $1 million attributable to the partnership for the year ended December 31, 2017.
Industrial Operations
BRK Ambiental
On April 25, 2017, the partnership acquired, together with institutional investors, a 70% interest in BRK Ambiental, a water and wastewater services business in Brazil, which had a 12.5% voting interest in BRK Ambiental - Ativos Maduros S.A. (“OAMA”), an industrial water treatment business. OAMA is accounted for by BRK Ambiental using the equity method. Subsequently, on May 30, 2017, the partnership acquired, together with institutional investors, the remaining 87.5% voting interest in OAMA and began consolidating the businesses. On acquisition of BRK Ambiental, its 12.5% voting interest in OAMA was re-measured at fair value as part of the purchase price allocation. Given the brief duration of time between the two closing dates, no remeasurement gain or loss was recognized.
On acquisition of the businesses, the partnership had approximately a 27% economic interest, which combined with our voting interest, provides us with control over both BRK Ambiental and OAMA. Accordingly, the partnership consolidates the businesses for financial statement purposes. As at December 31, 2017, the partnership holds $35 million of the consideration in escrow, which will be released to the seller over the next five years on each anniversary date of closing. Acquisition costs of $11 million were expensed at the acquisition dates and recorded as other expenses on the consolidated statement of operating results. Goodwill of approximately $3 million was acquired, which represents the expected growth that the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from the combined operations for the year ended December 31, 2017, includes $132 million of revenue and $5 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $199 million for the year ended December 31, 2017 and net income of approximately $17 million attributable to the partnership for the year ended December 31, 2017.
Other
On November 5, 2017, one of the partnership's subsidiaries acquired a bundle of service and swabbing rig assets in Alberta, Canada for total consideration of approximately $12 million attributable to the partnership. On acquisition, the partnership had a 40% economic interest and a 73% voting interest in this business, which give us control over the business. Accordingly, the partnership consolidates this business for financial reporting purposes. Acquisition costs of a million were expensed at the acquisition date and recorded as other expenses on the consolidated statement of operating results. A bargain purchase gain of $7 million was recognized as the seller was motivated to exit the Canadian market.
The partnership’s results from operations for the year ended December 31, 2017 includes $3 million of revenue and $1 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2017, the partnership would have recorded revenue of approximately $13 million for the year ended December 31, 2017 and net income of approximately $2 million attributable to the partnership for the year ended December 31, 2017.